Segment Reporting - Summary of Operating Segments ( Balance Sheet ) (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and Due from Banks	$ 6,744,840,168	$ 4,346,311,187
Debt Securities at fair value through profit or loss	1,508,649,114	1,303,957,419
Derivative Financial Instruments	4,161,315	76,849,407
Repurchase Transactions	0	2,548,194,271
Other Financial Assets	1,736,380,010	387,844,721
Loans and Other Financing	14,388,091,921	6,708,657,840
Other Debt Securities	4,480,705,390	4,194,855,555
Financial Assets Pledged as Collateral	1,484,416,075	939,774,618
Current Income Tax Assets	209,238	4,455,198
Investments in Equity Instruments	42,086,831	20,987,008
Equity investments in Associates and Joint Ventures	4,087,764	5,771,514
Property, Plant and Equipment	995,520,817	773,625,233
Intangible Assets	304,486,250	269,188,109
Deferred Income Tax Assets	408,019,786	413,214,124
Insurance Contract Assets	34,243,987	21,388,018
Reinsurance Contract Assets	54,457,819	62,315,290
Other Non-financial Assets	313,097,320	169,305,385
Non-current Assets Held for Sale	14,525,567	163,149
Assets	32,517,979,372	22,246,858,046
Liabilities
Deposits	18,634,330,825	12,429,468,649
Liabilities at fair value through profit or loss	9,005,522	107,760,501
Derivative Financial Instruments	7,672,255	26,651,539
Repurchase Transactions	389,701,262	50,839,676
Other Financial Liabilities	3,562,811,596	2,772,848,068
Financing Received from the Argentine Central Bank and Other Financial Institutions	441,780,166	300,794,066
Debt Securities	1,009,506,228	201,900,664
Current Income Tax Liabilities	160,798,656	593,189,308
Subordinated Debt Securities	266,114,122	447,750,094
Provisions	396,593,485	44,397,524
Deferred Income Tax Liabilities	137,158,651	37,793,610
Insurance Contracts Liabilities	666,142,182	230,177,313
Reinsurance Contracts Liabilities	0	4,711,617
Other Non-financial Liabilities	772,620,342	605,751,710
Liabilities	26,454,235,292	17,854,034,339
Operating segments | Argentina
Assets
Cash and Due from Banks	6,898,275,244	4,416,145,396
Debt Securities at fair value through profit or loss	1,518,721,246	1,334,862,738
Derivative Financial Instruments	5,626,911	90,915,511
Repurchase Transactions	40,785,490	2,594,755,214
Other Financial Assets	1,744,042,896	409,343,267
Loans and Other Financing	14,487,322,864	6,852,094,715
Other Debt Securities	4,576,024,187	4,194,855,555
Financial Assets Pledged as Collateral	1,483,426,659	938,332,944
Current Income Tax Assets	209,238	4,455,198
Investments in Equity Instruments	42,086,831	20,987,008
Equity investments in Associates and Joint Ventures	4,087,764	5,771,514
Property, Plant and Equipment	995,196,224	773,042,047
Intangible Assets	304,486,250	269,186,312
Deferred Income Tax Assets	408,019,786	413,214,124
Insurance Contract Assets	34,243,987	21,388,018
Reinsurance Contract Assets	54,457,819	62,315,290
Other Non-financial Assets	313,085,619	169,283,327
Non-current Assets Held for Sale	14,525,567	163,149
Assets	32,924,624,582	22,571,111,327
Liabilities
Deposits	18,796,285,987	12,522,654,877
Liabilities at fair value through profit or loss	12,116,753	107,760,501
Derivative Financial Instruments	9,137,852	40,720,964
Repurchase Transactions	430,486,604	97,400,619
Other Financial Liabilities	3,563,708,240	2,788,826,452
Financing Received from the Argentine Central Bank and Other Financial Institutions	536,577,011	426,178,304
Debt Securities	1,019,997,418	228,071,157
Current Income Tax Liabilities	160,798,656	593,189,308
Subordinated Debt Securities	361,432,919	452,484,920
Provisions	396,593,485	44,397,524
Deferred Income Tax Liabilities	137,158,651	37,793,610
Insurance Contracts Liabilities	666,187,711	230,186,289
Reinsurance Contracts Liabilities		4,711,617
Other Non-financial Liabilities	771,906,899	605,438,953
Liabilities	26,862,388,186	18,179,815,095
Operating segments | Uruguay
Assets
Cash and Due from Banks	1,279,159	1,865,794
Debt Securities at fair value through profit or loss	419,058	0
Derivative Financial Instruments	0	3,321
Repurchase Transactions	0	0
Other Financial Assets	0	0
Loans and Other Financing	55,065	22,726
Other Debt Securities	0	0
Financial Assets Pledged as Collateral	989,416	1,441,674
Current Income Tax Assets	0	0
Investments in Equity Instruments	0	0
Equity investments in Associates and Joint Ventures	0	0
Property, Plant and Equipment	324,593	583,186
Intangible Assets	0	1,797
Deferred Income Tax Assets	0	0
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	11,553	22,075
Non-current Assets Held for Sale	0	0
Assets	3,078,844	3,940,573
Liabilities
Deposits	0	0
Liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Liabilities	372,451	568,113
Financing Received from the Argentine Central Bank and Other Financial Institutions	0	0
Debt Securities	0	0
Current Income Tax Liabilities	0	0
Subordinated Debt Securities	0	0
Provisions	0	0
Deferred Income Tax Liabilities	0	0
Insurance Contracts Liabilities	0	0
Reinsurance Contracts Liabilities		0
Other Non-financial Liabilities	1,198,709	1,844,985
Liabilities	1,571,160	2,413,098
Operating segments | Bank
Assets
Cash and Due from Banks	6,588,047,395	4,188,667,935
Debt Securities at fair value through profit or loss	1,023,365,014	1,007,305,189
Derivative Financial Instruments	5,626,911	76,804,426
Repurchase Transactions	40,785,490	2,364,736,275
Other Financial Assets	613,563,759	267,276,125
Loans and Other Financing	11,036,306,147	4,859,705,420
Other Debt Securities	4,154,827,523	3,901,910,148
Financial Assets Pledged as Collateral	1,238,749,890	841,194,576
Current Income Tax Assets	0	0
Investments in Equity Instruments	31,425,453	15,019,739
Equity investments in Associates and Joint Ventures	4,087,764	5,771,514
Property, Plant and Equipment	917,500,761	687,117,868
Intangible Assets	265,095,514	223,991,532
Deferred Income Tax Assets	222,318,224	284,442,441
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	237,904,273	122,268,878
Non-current Assets Held for Sale	14,525,567	163,149
Assets	26,394,129,685	18,846,375,215
Liabilities
Deposits	17,378,047,938	12,074,934,919
Liabilities at fair value through profit or loss	0	107,760,501
Derivative Financial Instruments	4,797,852	40,720,964
Repurchase Transactions	389,701,262	50,839,676
Other Financial Liabilities	1,419,475,588	1,450,529,836
Financing Received from the Argentine Central Bank and Other Financial Institutions	82,391,477	94,764,542
Debt Securities	683,302,271	33,833,286
Current Income Tax Liabilities	81,579,588	514,149,428
Subordinated Debt Securities	361,432,919	452,484,920
Provisions	413,788,805	37,680,533
Deferred Income Tax Liabilities	114,278,817	0
Insurance Contracts Liabilities	0	0
Reinsurance Contracts Liabilities		0
Other Non-financial Liabilities	524,396,579	410,764,436
Liabilities	21,453,193,096	15,268,463,041
Operating segments | Naranja X
Assets
Cash and Due from Banks	66,070,133	42,463,054
Debt Securities at fair value through profit or loss	0	137,984,315
Derivative Financial Instruments	0	14,111,085
Repurchase Transactions	0	230,018,939
Other Financial Assets	853,041,161	14,216,182
Loans and Other Financing	3,464,446,144	1,982,953,390
Other Debt Securities	250,448,473	258,000,246
Financial Assets Pledged as Collateral	225,337,389	69,430,612
Current Income Tax Assets	0	0
Investments in Equity Instruments	0	0
Equity investments in Associates and Joint Ventures	0	0
Property, Plant and Equipment	69,005,503	70,979,889
Intangible Assets	17,735,154	19,123,690
Deferred Income Tax Assets	77,804,312	63,976,804
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	20,944,849	15,485,744
Non-current Assets Held for Sale	0	0
Assets	5,044,833,118	2,918,743,950
Liabilities
Deposits	1,418,238,049	447,706,526
Liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments	4,340,000	0
Repurchase Transactions	40,785,342	46,560,943
Other Financial Liabilities	1,919,065,188	1,162,565,179
Financing Received from the Argentine Central Bank and Other Financial Institutions	454,185,521	330,220,974
Debt Securities	252,899,710	194,237,871
Current Income Tax Liabilities	44,504,186	21,659,160
Subordinated Debt Securities	0	0
Provisions	1,626,599	4,725,061
Deferred Income Tax Liabilities	0	0
Insurance Contracts Liabilities	0	0
Reinsurance Contracts Liabilities		0
Other Non-financial Liabilities	123,537,008	110,455,888
Liabilities	4,259,181,603	2,318,131,602
Operating segments | Insurance
Assets
Cash and Due from Banks	9,762,362	9,812,240
Debt Securities at fair value through profit or loss	424,083,629	150,303,337
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Assets	154,260,395	33,720,018
Loans and Other Financing	(33,515,671)	0
Other Debt Securities	75,429,394	34,945,161
Financial Assets Pledged as Collateral	0	0
Current Income Tax Assets	209,238	4,235,799
Investments in Equity Instruments	2,488,994	247,151
Equity investments in Associates and Joint Ventures	0	0
Property, Plant and Equipment	6,365,263	13,996,002
Intangible Assets	18,067,228	21,567,486
Deferred Income Tax Assets	96,188,791	61,195,643
Insurance Contract Assets	34,243,987	21,388,018
Reinsurance Contract Assets	54,457,819	62,315,290
Other Non-financial Assets	7,369,255	5,223,132
Non-current Assets Held for Sale	0	0
Assets	849,410,684	418,949,277
Liabilities
Deposits	0	0
Liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Liabilities	37,313	0
Financing Received from the Argentine Central Bank and Other Financial Institutions	0	0
Debt Securities	0	0
Current Income Tax Liabilities	6,933,578	19,466,723
Subordinated Debt Securities	0	0
Provisions	(22,434,183)	1,772,256
Deferred Income Tax Liabilities	14,305,416	28,205,468
Insurance Contracts Liabilities	666,187,711	230,186,289
Reinsurance Contracts Liabilities		4,711,617
Other Non-financial Liabilities	62,954,127	60,767,478
Liabilities	727,983,962	345,109,831
Operating segments | Other Businesses
Assets
Cash and Due from Banks	235,674,513	177,067,961
Debt Securities at fair value through profit or loss	71,691,661	39,269,897
Derivative Financial Instruments	0	3,321
Repurchase Transactions	0	0
Other Financial Assets	123,177,581	94,130,942
Loans and Other Financing	20,141,309	9,458,631
Other Debt Securities	95,318,797	0
Financial Assets Pledged as Collateral	20,328,796	29,149,430
Current Income Tax Assets	0	219,399
Investments in Equity Instruments	8,172,384	5,720,118
Equity investments in Associates and Joint Ventures	0	0
Property, Plant and Equipment	2,649,290	1,531,474
Intangible Assets	3,588,354	4,505,401
Deferred Income Tax Assets	11,708,459	3,599,236
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	46,878,795	26,327,648
Non-current Assets Held for Sale	0	0
Assets	639,329,939	390,983,458
Liabilities
Deposits	0	13,432
Liabilities at fair value through profit or loss	12,116,753	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Liabilities	225,502,602	176,299,550
Financing Received from the Argentine Central Bank and Other Financial Institutions	13	1,192,788
Debt Securities	83,795,437	0
Current Income Tax Liabilities	27,781,304	37,913,997
Subordinated Debt Securities	0	0
Provisions	3,612,264	219,674
Deferred Income Tax Liabilities	8,574,418	9,588,142
Insurance Contracts Liabilities	0	0
Reinsurance Contracts Liabilities		0
Other Non-financial Liabilities	62,217,894	25,296,136
Liabilities	423,600,685	250,523,719
Adjustments
Assets
Cash and Due from Banks	(154,714,235)	(71,700,003)
Debt Securities at fair value through profit or loss	(10,491,190)	(30,905,319)
Derivative Financial Instruments	(1,465,596)	(14,069,425)
Repurchase Transactions	(40,785,490)	(46,560,943)
Other Financial Assets	(7,662,886)	(21,498,546)
Loans and Other Financing	(99,286,008)	(143,459,601)
Other Debt Securities	(95,318,797)	0
Financial Assets Pledged as Collateral	0	0
Current Income Tax Assets	0	0
Investments in Equity Instruments	0	0
Equity investments in Associates and Joint Ventures	0	0
Property, Plant and Equipment	0	0
Intangible Assets	0	0
Deferred Income Tax Assets	0	0
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	148	(17)
Non-current Assets Held for Sale	0	0
Assets	(409,724,054)	(328,193,854)
Liabilities
Deposits	(161,955,162)	(93,186,228)
Liabilities at fair value through profit or loss	(3,111,231)	0
Derivative Financial Instruments	(1,465,597)	(14,069,425)
Repurchase Transactions	(40,785,342)	(46,560,943)
Other Financial Liabilities	(1,269,095)	(16,546,497)
Financing Received from the Argentine Central Bank and Other Financial Institutions	(94,796,845)	(125,384,238)
Debt Securities	(10,491,190)	(26,170,493)
Current Income Tax Liabilities	0	0
Subordinated Debt Securities	(95,318,797)	(4,734,826)
Provisions	0	0
Deferred Income Tax Liabilities	0	0
Insurance Contracts Liabilities	(45,529)	(8,976)
Reinsurance Contracts Liabilities		0
Other Non-financial Liabilities	(485,266)	(1,532,228)
Liabilities	$ (409,724,054)	$ (328,193,854)